UAM Funds
     FUNDS FOR THE INFORMED INVESTOR  sm

SUPPLEMENT DATED SEPTEMBER 29, 2000 TO THE
STERLING PARTNERS' PORTFOLIOS' PROSPECTUS DATED
FEBRUARY 28, 2000

The "What Are The Fees And Expenses Of The
Portfolios?" section and the "Investment
Management" section of the portfolios'
prospectus are hereby supplemented to reflect the fact that, effective December 1, 2000, Sterling Capital Management Company, the portfolios' investment adviser, will no longer limit the expenses of the Sterling
Partners' Equity Portfolio.













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